SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184


                                                            July 2, 2014


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

           Re:  AllianceBernstein Cap Fund, Inc.
                -  AllianceBernstein Dynamic All Market Fund
                File Nos. 2-29901 and 811-1716
                ---------------------------------------------

Ladies and Gentlemen:

             On behalf of AllianceBernstein Dynamic All Market Fund (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Fund's Prospectus offering Class 1 and Class 2 shares and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on June 27, 2014.

             A copy of the Prospectus of the Fund offering Class A, Class C and Advisor Class shares was filed under Rule 497(c) on July 1, 2014.

             Please call me at the above-referenced number if you have any questions regarding the attached.

                                                            Sincerely,

                                                            /s/ Anna C. Leist
                                                            --------------------
                                                                Anna C. Leist


cc:      Kathleen K. Clarke